Summary of Significant Accounting Policies - Available for Sale Investments Carried at Fair Value Included Short Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Schedule of Available-for-sale Securities [Line Items]
Total Amortized Cost	$ 26,007
Total Unrealized Gain	3
Total Unrealized Loss	(14)
Total Fair Value	25,996
Corporate Bond Securities
Schedule of Available-for-sale Securities [Line Items]
Total Amortized Cost	21,810
Total Unrealized Gain	3
Total Unrealized Loss	(14)
Total Fair Value	21,799
Commercial Paper
Schedule of Available-for-sale Securities [Line Items]
Total Amortized Cost	4,197
Total Fair Value	$ 4,197